Insurance (Tables)	12 Months Ended
Dec. 31, 2021
As of December 31, 2021, the Company’s insurance was as follows:

As of December 31, 2021, the Company’s insurance was as follows:

Coverage

Specified risks – fire	2,185,827
Engineering risk	2,254,238
Guarantee insurance for escrow deposit and traditional guarantee	600,000*
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	172,140
Civil liability – operations	10,000
Other	26,900
Total	5,349,105

(*)	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 98,530 thousand in policies with guarantee insurance were issued.